Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2024		$ 10,732	$ 25,539,964	$ (11,000)	$ (31,600,305)	$ (6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	10,732,387
Stock-based compensation		$ 608	2,965,507			2,966,115
Stock-based compensation, shares		607,806
Exercise of warrants		$ 354	383,646			384,000
Exercise of warrants, shares		353,563
Net loss					(5,137,332)	(5,137,332)
Sale of preferred stock			2,084,040	11,000		2,095,040
Sale of preferred stock, shares	173.67
Conversion of convertible notes payable		$ 642	1,048,151			1,048,793
Conversion of convertible notes payable, shares		642,406
Exercise of options		$ 737	(737)
Exercise of options, shares		737,000
Costs related to the sale of preferred stock			(59,656)			(59,656)
Balance at Jan. 31, 2025		$ 13,073	31,960,915		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	13,073,161
Stock-based compensation		$ 75	277,425			277,500
Stock-based compensation, shares		74,567
Exercise of warrants		$ 23	107,977			108,000
Exercise of warrants, shares		22,500
Net loss					(682,888)	(682,888)
Balance at Apr. 30, 2025		$ 13,170	32,346,318		(37,825,830)	(5,466,342)
Balance, shares at Apr. 30, 2025	196.67	13,170,228
Balance at Jan. 31, 2025		$ 13,073	31,960,915		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	13,073,161
Stock-based compensation		$ 270	1,393,897			1,394,167
Stock-based compensation, shares		269,686
Exercise of warrants		$ 74	283,867			283,941
Exercise of warrants, shares		74,229
Net loss					(3,074,964)	(3,074,964)
Issuance of warrants as compensation			60,000			60,000
Conversion of preferred stock into common stock		$ 492	(492)
Conversion of preferred stock into common stock, shares	(196.67)	491,667
Issuance of common stock as financing incentive		$ 23	(23)
Issuance of common stock as financing incentive, shares		23,332
Issuance of warrants as financing incentive			51,475			51,475
Reverse split round up		$ 7	(7)
Reverse split round up, shares		6,842
Balance at Jan. 31, 2026		$ 13,939	33,749,632		(40,217,906)	(6,454,335)
Balance, shares at Jan. 31, 2026		13,938,917
Stock-based compensation		$ 10	344,990			345,000
Stock-based compensation, shares		10,000
Net loss					(1,511,930)	(1,511,930)
Issuance of warrants as compensation			769,828			769,828
Deferred offering costs			133,082			133,082
Balance at Apr. 30, 2026		$ 13,949	$ 34,997,532		$ (41,729,836)	$ (6,718,355)
Balance, shares at Apr. 30, 2026		13,948,917